Notes to consolidated statement of profit and loss and other comprehensive income - Revenue (Details) € in Thousands, $ in Millions		1 Months Ended					12 Months Ended
	May 30, 2014 EUR (€)	Apr. 30, 2016 USD ($) item	Apr. 30, 2016 EUR (€) item	May 31, 2015 EUR (€)	Jul. 31, 2014 EUR (€)	Jan. 31, 2014 item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about business combination [line items]
Milestone payments							€ 9,677	€ 500	€ 343
Research and development service fees (FTE)							6,601	€ 5,110	€ 4,317
Proceeds from issue of shares							308,700
Shire
Disclosure of detailed information about business combination [line items]
Research and development service fees (FTE)							2,100
Number of extra discovery milestone payments received | item						2
Upfront cash payment received	€ 3,000
Proceeds from issue of shares					€ 12,000
LEO Pharma collaboration
Disclosure of detailed information about business combination [line items]
Research and development service fees (FTE)							3,900
Pre-IND payments including upfront payments received				€ 4,500
Staten
Disclosure of detailed information about business combination [line items]
Research and development service fees (FTE)							€ 600
AbbVie
Disclosure of detailed information about business combination [line items]
Upfront, non-refundable, non-creditable payment received		$ 40.0	€ 35,100
Number of preclinical milestones achieved | item		2	2
Amount of preclinical milestone payment received		$ 10.0	€ 8,900
Amount of each near-term preclinical milestone payment | $		10.0
Maximum additional development milestone payments | $		110.0
Maximum additional regulatory milestone payments | $		190.0
Maximum additional commercial milestone payments | $		$ 325.0
Term of additional GARP-related research funding		2 years	2 years
Period after first commercial sale for expiry of royalty payment obligation		10 years	10 years